Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (166,863)	¥ (222,097)
Interest expense	(83,717)	(90,891)
Income tax (expense) or benefit	(74,862)	(53,827)
Net Income	182,129	130,640
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	4,812	4,639
Income tax (expense) or benefit	(1,380)	(1,211)
Net Income	3,432	3,428
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	750	131
Life insurance premiums and related investment income	(113)	2,305
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	1,250	313
Life insurance premiums and related investment income	2,925	1,890
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	2	12
Total before income tax	2	12
Income tax (expense) or benefit	(1)	(3)
Net Income	1	9
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	198	225
Amortization of net actuarial loss	47	(32)
Amortization of transition obligation	(1)	(1)
Total before income tax	244	192
Income tax (expense) or benefit	(70)	(52)
Net Income	174	140
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	903	125
Total before income tax	(7,522)	(7,511)
Income tax (expense) or benefit	2,332	2,328
Net Income	(5,190)	(5,183)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense	(8,425)	(7,636)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(6,230)	5,504
Income tax (expense) or benefit	1,397	(1,289)
Net Income	(4,833)	4,215
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	68	(30)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(6,294)	¥ 5,534
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Options held/written and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	¥ (4)